Investments In Marketable Securities (Details) (USD $) In Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2009	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Debt securities:
Unsecured debentures		$ 727	$ 667
Certificates of deposit		877	652
Government debt securities		47	152
Other debt securities		42	42
Subtotal		1,693	1,513
Equity securities:
Mutual funds		62	117
Common stock		7	16
Money market funds		0	30
Subtotal		69	163
Total available-for-sale		1,762	1,676
Equity securities:
Mutual funds		10	7
Total trading		10	7
TOTAL		1,772	1,683
Held-to-maturity securities		0	8
Total marketable securities		1,772	1,691
Footnotes to Marketable Securities Detail Table Abstract
Amortized cost of commmon stock available-for-sale		6
Government Bonds Received In Exchange For Accounts Receivable	110
Sovereign Bonds Used To Settle Third Party Liabilities	31
Gain Loss On Marketable Securities
Gains (losses) included in other comprehensive income		2	10	(2)
Gains reclassified out of other comprehensive income into earnings		0	2	0
Proceeds from sales		5,888	4,466	5,006
Gross realized gains on sales		2	3	0
Debt securities with future maturities greater than ten years		42
Quoted Market Prices in Active Market for Identical Assets (Level1)
Debt securities:
Unsecured debentures		0	0
Certificates of deposit		0	0
Government debt securities		0	0
Other debt securities		0	0
Subtotal		0	0
Equity securities:
Mutual funds		1	117
Common stock		7	16
Money market funds		0	0
Subtotal		8	133
Total available-for-sale		8	133
Equity securities:
Mutual funds		10	7
Total trading		10	7
TOTAL		18	140
Significant Other Observable Inputs (Level 2)
Debt securities:
Unsecured debentures		727	667
Certificates of deposit		877	652
Government debt securities		47	152
Other debt securities		0	0
Subtotal		1,651	1,471
Equity securities:
Mutual funds		61	0
Common stock		0	0
Money market funds		0	30
Subtotal		61	30
Total available-for-sale		1,712	1,501
Equity securities:
Mutual funds		0	0
Total trading		0	0
TOTAL		1,712	1,501
Significant Unobservable Inputs (Level 3)
Debt securities:
Unsecured debentures		0	0
Certificates of deposit		0	0
Government debt securities		0	0
Other debt securities		42	42
Subtotal		42	42
Equity securities:
Mutual funds		0	0
Common stock		0	0
Money market funds		0	0
Subtotal		0	0
Total available-for-sale		42	42
Equity securities:
Mutual funds		0	0
Total trading		0	0
TOTAL		$ 42	$ 42